Deferred tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross tax losses and other temporary differences available for offset against future profits	£ 6,895.2	£ 6,475.6
Gross tax losses and other temporary differences, deferred tax assets that have been recognised	2,041.3	1,856.6
Gross tax losses and other temporary differences, deferred tax assets that have not been recognised	4,853.9	4,619.0
Unrecognised temporary differences	65.4	60.7
Losses carried forward	4,594.9	4,437.6
Temporary differences, deferred tax liabilities that have not been recognised	£ 1,655.3	£ 2,165.3
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised temporary differences, period	1 year
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised temporary differences, period	10 years